STOCK OPTION PLANS (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Share-based Compensation, Options Activity

Activity under the stock option plans is summarized as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining (years)	Aggregated Intrinsic Value (Yen in millions)
Outstanding at March 31, 2010	4,878	$15.61
Granted	575	13.77
Exercised	(513)	11.70		¥149
Expired and cancelled	(985)	22.71

Outstanding at March 31, 2011	3,955	$14.08	5.41	¥272

Exercisable at March 31, 2011	2,660	$14.72	4.01	¥42

Schedule of Nonvested Share Activity Table

Unvested share activity under stock option plans at March 31, 2011 is summarized as follows:

	Number of Options (in thousands)	Weighted Average Grant-Date Fair Value
Unvested balance at March 31, 2010	1,255	$4.00
Options granted	575	3.29
Options forfeited	(29)	3.56
Options vested	(506)	4.42

Unvested balance at March 31, 2011	1,295	$3.53

Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used

The following are significant weighted average assumptions used for estimating the fair value of options issued under stock option plans:

	Years ended March 31,
	2009	2010	2011
Expected life	5 years	5 years	5 years
Interest rate	3.2%	2.4%	2.3%
Volatility	28%	27%	27%
Expected dividends	1.2%	1.7%	1.3%

Unrecognized Share Based Compensation Expense

The total unrecognized compensation costs related to unvested awards as of March 31, 2009, 2010 and 2011 are as follows, which are expected to be recognized over the vesting period, approximately four years.

	March 31,
	2009	2010	2011
	(Yen in millions)
Total unrecognized compensation costs related to unvested awards	¥318	¥211	¥142

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award

The following table presents the amounts recorded in AVX’s consolidated financial statements related to grants and exercises of options for the years ended March 31, 2009, 2010 and 2011.

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Stock based compensation expense (net of tax benefit)	¥211	¥159	¥190
Tax benefit associated with stock based compensation expense	40	31	23
Cash received from the exercise of options	356	12	517
Excess tax benefit from stock-based payment arrangements	24	1	44

Share Based Compensation, Options Activity, Disclosure

Activity under the stock option plan is summarized as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining (years)	Aggregated Intrinsic Value (Yen in millions)
Outstanding at March 31, 2010	332	$2.27
Granted	—	—
Exercised	—	—		—
Expired and cancelled	(35)	2.44

Outstanding at March 31, 2011	297	$2.25	3.17	—

Exercisable at March 31, 2011	297	$2.25	3.17	—